[LOGO]
EATON VANCE-REGISTERED TRADEMARK-
MANAGED INVESTMENTS




SEMIANNUAL REPORT JUNE 30, 2002


CASH MANAGEMENT FUND
MONEY MARKET FUND

EATON VANCE
COMBINED
MONEY
MARKET FUNDS
REPORT

                    IMPORTANT NOTICE REGARDING DELIVERY
                        OF SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002
INVESTMENT UPDATE


[PHOTO ELIZABETH S. KENYON]
Elizabeth S. Kenyon, CFA
Portfolio Manager

INVESTMENT ENVIRONMENT


- The U.S. economy maintained its course as it headed for a modest recovery.
  In the first quarter, real Gross Domestic Product in the U.S. grew at an annualized rate of 5.0%, as the economy snapped back from the weak conditions of late 2001. Second quarter growth, while slower, gave evidence that a solid economic recovery may be well underway.

- The momentum of an economic recovery, however, has been impeded by corporate accounting scandals and a crisis of confidence in American business and financial institutions. Our forecast is for a gradual, but uneven, recovery. We continue to position the Portfolio to take advantage of a flatter yield curve and of generally higher rates.

- The Federal Reserve left rates unchanged in 2002, opting to leave its benchmark Federal Funds rate - a key short-term interest rate barometer - at 1.75%. Money market yields were more stable as a result, although the markets were unusually sensitive to economic news, both good and bad. In the first quarter of 2002, the markets seem to have anticipated a rate increase by May but now appear to expect little chance of a Fed move before 2003.

- With the credibility of corporate financial reporting weaker than ever, there has been an industry-wide trend towards closer monitoring of credit risks in the commercial paper market. Here at Eaton Vance, management has renewed its focus on liquidity analysis with systems improvements and additions to our research team.


THE CASH MANAGEMENT PORTFOLIO

  ABOUT THE PORTFOLIO

- At June 30, 2002, Cash Management Portfolio had approximately 49.6% of its assets invested in high-quality, 60-day commercial paper, a highly liquid investment commonly used for money market funds. The Portfolio also invests in high-quality U.S. Government agency securities and supranational obligations.+

[CHART]

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR
OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.



+ An investment in one of the money market funds that invests in the Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002

                                     CASH           MONEY
                                MANAGEMENT FUND  MARKET FUND
-------------------------------------------------------------
Assets
-------------------------------------------------------------
Investment in Cash Management
   Portfolio, at value           $127,054,914    $133,116,608
Receivable for Fund shares
   sold                               126,009         860,466
Receivable from the
   Administrator                           --             920
-------------------------------------------------------------
TOTAL ASSETS                     $127,180,923    $133,977,994
-------------------------------------------------------------

Liabilities
-------------------------------------------------------------
Payable for Fund shares
   redeemed                      $    589,090    $  1,130,262
Dividends payable                      21,906           8,764
Payable to affiliate for
   Trustees' fees                       1,013           1,013
Accrued expenses                       94,446         159,531
-------------------------------------------------------------
TOTAL LIABILITIES                $    706,455    $  1,299,570
-------------------------------------------------------------
NET ASSETS (REPRESENTED BY
   PAID-IN-CAPITAL)              $126,474,468    $132,678,424
-------------------------------------------------------------

Shares of Beneficial Interest Outstanding
-------------------------------------------------------------
                                  126,474,468     132,678,424
-------------------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share (Note 6)
-------------------------------------------------------------
(NET ASSETS  DIVIDED BY SHARES
   OF BENEFICIAL INTEREST
   OUTSTANDING)                  $       1.00    $       1.00
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                     CASH           MONEY
                                MANAGEMENT FUND  MARKET FUND
------------------------------------------------------------
Investment Income
------------------------------------------------------------
Interest allocated from
   Portfolio                      $1,222,696     $1,248,143
Expenses allocated from
   Portfolio                        (385,899)      (393,926)
------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $  836,797     $  854,217
------------------------------------------------------------

Expenses
------------------------------------------------------------
Trustees' fees and expenses       $    1,997     $    1,991
Distribution and service fees             --        557,735
Legal and accounting services          7,753          7,218
Printing and postage                   4,463          7,288
Custodian fee                         12,711          9,313
Transfer and dividend
   disbursing agent fees             111,805         81,520
Registration fees                     23,149         41,460
Miscellaneous                          6,335         13,480
------------------------------------------------------------
TOTAL EXPENSES                    $  168,213     $  720,005
------------------------------------------------------------
Deduct --
   Preliminary allocation of
      expenses to the
      Administrator                       --            920
------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $       --     $      920
------------------------------------------------------------

NET EXPENSES                      $  168,213     $  719,085
------------------------------------------------------------

NET INVESTMENT INCOME             $  668,584     $  135,132
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                        CASH            MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND   MARKET FUND
-----------------------------------------------------------------
From operations --
   Net investment income            $     668,584   $     135,132
-----------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $    (668,584)  $    (135,132)
-----------------------------------------------------------------
Transactions in shares of beneficial interest at
   Net Asset Value of $1.00 per share
   Proceeds from sale of shares     $ 110,330,138   $ 109,370,688
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared                            521,447          95,323
   Cost of shares redeemed           (127,456,074)   (145,342,687)
-----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $ (16,604,489)  $ (35,876,676)
-----------------------------------------------------------------

NET DECREASE IN NET ASSETS          $ (16,604,489)  $ (35,876,676)
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of period              $ 143,078,957   $ 168,555,100
-----------------------------------------------------------------
AT END OF PERIOD                    $ 126,474,468   $ 132,678,424
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                        CASH            MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND   MARKET FUND
-----------------------------------------------------------------
From operations --
   Net investment income            $   3,920,245   $   2,833,109
-----------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $  (3,920,245)  $  (2,833,109)
-----------------------------------------------------------------
Transactions in shares of beneficial interest at
   Net Asset Value of $1.00 per share
   Proceeds from sale of shares     $ 477,466,154   $ 315,851,240
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared                          2,604,985       2,208,294
   Cost of shares redeemed           (480,354,321)   (271,803,618)
-----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                     $    (283,182)  $  46,255,916
-----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $    (283,182)  $  46,255,916
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of year                $ 143,362,139   $ 122,299,184
-----------------------------------------------------------------
AT END OF YEAR                      $ 143,078,957   $ 168,555,100
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CASH MANAGEMENT FUND
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ------------------------------------------------------------
                                  (UNAUDITED)           2001         2000         1999         1998        1997
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  1.000        $  1.000     $  1.000     $  1.000     $ 1.000     $  1.000
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.005        $  0.033     $  0.056     $  0.044     $ 0.047     $  0.048
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.005)       $ (0.033)    $ (0.056)    $ (0.044)    $(0.047)    $ (0.048)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.005)       $ (0.033)    $ (0.056)    $ (0.044)    $(0.047)    $ (0.048)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  1.000        $  1.000     $  1.000     $  1.000     $ 1.000     $  1.000
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           0.50%           3.46%        5.68%        4.47%       4.78%        4.89%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $126,474        $143,079     $143,362     $131,233     $96,244     $146,743
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            0.85%           0.79%        0.76%        0.79%       0.85%        0.78%
   Net investment income                  1.02%           3.16%        5.66%        4.43%       4.69%        4.79%
------------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                MONEY MARKET FUND
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ----------------------------------------------------------
                                  (UNAUDITED)           2001         2000         1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  1.000        $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.001        $  0.024     $  0.047     $ 0.034     $ 0.037     $ 0.038
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.001)       $ (0.024)    $ (0.047)    $(0.034)    $(0.037)    $(0.038)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.001)       $ (0.024)    $ (0.047)    $(0.034)    $(0.037)    $(0.038)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  1.000        $  1.000     $  1.000     $ 1.000     $ 1.000     $ 1.000
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           0.09%           2.46%        4.76%       3.50%       3.75%       3.88%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $132,678        $168,555     $122,299     $97,408     $34,292     $23,809
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                        1.67%           1.68%        1.67%       1.71%       1.82%       1.73%
   Net investment income                  0.20%           2.25%        4.71%       3.55%       3.70%       3.83%
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            1.67%                        1.68%       1.71%       1.86%       1.82%
   Net investment income                  0.20%                        4.70%       3.55%       3.66%       3.74%
Net investment income per
   share                              $  0.001                     $  0.047     $ 0.034     $ 0.037     $ 0.037
----------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (47.3% for Cash Management Fund, 49.5% for Money Market Fund at June 30, 2002). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2002, the Funds' Principal Underwriter owned 31% of the shares of Cash Management Fund.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% per annum of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the six months ended June 30, 2002, the Fund paid $499,433 to EVD, representing 0.75% of the Fund's average daily net assets. At June 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $9,839,000.
   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended June 30, 2002, the Fund paid service fees to EVD and investment dealers in the amount of $58,302. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of shares from the Money Market Fund (the Fund) made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSCs received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $491,000 of CDSC paid by shareholders for the six months ended June 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 2002 were as follows:

    CASH MANAGEMENT FUND
    ------------------------------------------------------
    Increases                                 $113,114,477
    Decreases                                  129,038,631

    MONEY MARKET FUND
    ------------------------------------------------------
    Increases                                 $109,873,737
    Decreases                                  145,927,892

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 49.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Banking and Finance -- 19.6%
-------------------------------------------------------------------------
    $ 2,000        American Express Credit Corp.,
                   1.75%, 8/22/02                            $  1,994,945
      3,000        American Express Credit Corp.,
                   1.76%, 7/30/02                               2,995,747
      3,190        Asset Securitization Coop. Corp.,
                   1.77%, 7/25/02(1)                            3,186,236
      4,000        Asset Securitization Coop. Corp.,
                   1.77%, 8/23/02(1)                            3,989,576
      4,900        Barton Capital Corp., 1.78%, 7/11/02(1)      4,897,577
        600        CIESCO, 1.75%, 7/11/02                         599,709
      6,000        CIESCO, 1.77%, 7/26/02                       5,992,625
      5,180        Corporate Asset Funding Co., Inc.,
                   1.77%, 8/6/02(1)                             5,170,832
      5,000        Corporate Receivables Corp.,
                   1.76%, 8/21/02(1)                            4,987,533
      5,000        CXC, Inc., 1.78%, 7/2/02(1)                  4,999,753
      2,000        Delaware Funding Corp.,
                   1.78%, 7/22/02(1)                            1,997,924
      2,000        Delaware Funding Corp.,
                   1.79%, 7/18/02(1)                            1,998,310
      4,900        Household Finance Corp., 1.74%, 7/15/02      4,896,684
      5,000        Wells Fargo Financial, Inc.,
                   1.75%, 8/28/02                               4,985,902
-------------------------------------------------------------------------
                                                             $ 52,693,353
-------------------------------------------------------------------------
Credit Unions -- 2.6%
-------------------------------------------------------------------------
    $   444        Mid-States Corp. Federal Credit Union,
                   1.76%, 7/17/02                            $    443,653
      4,527        Mid-States Corp. Federal Credit Union,
                   1.78%, 7/11/02                               4,524,762
      2,000        Mid-States Corp. Federal Credit Union,
                   1.79%, 7/17/02                               1,998,399
-------------------------------------------------------------------------
                                                             $  6,966,814
-------------------------------------------------------------------------
Electric Utilities -- 0.7%
-------------------------------------------------------------------------
    $ 2,000        National Rural Utilities Coop. Finance
                   Co., 1.79%, 7/29/02                       $  1,997,215
-------------------------------------------------------------------------
                                                             $  1,997,215
-------------------------------------------------------------------------
Electrical and Electronic Equipment -- 3.8%
-------------------------------------------------------------------------
    $ 4,520        General Electric Capital Corp.,
                   1.85%, 7/10/02                            $  4,517,909
      2,636        General Electric Capital Corp.,
                   1.86%, 7/9/02                                2,634,910
      3,000        General Electric Capital Corp.,
                   1.93%, 7/1/02                                3,000,000
-------------------------------------------------------------------------
                                                             $ 10,152,819
-------------------------------------------------------------------------
Food and Beverages -- 2.1%
-------------------------------------------------------------------------
    $ 1,601        Nestle Capital Corp., 1.84%, 7/8/02(1)    $  1,600,427
      4,122        Nestle Capital Corp., 1.85%, 7/8/02(1)       4,120,517
-------------------------------------------------------------------------
                                                             $  5,720,944
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Household Products -- 1.9%
-------------------------------------------------------------------------
    $ 5,000        Unilever Capital Corp., 1.99%, 7/1/02(1)  $  5,000,000
-------------------------------------------------------------------------
                                                             $  5,000,000
-------------------------------------------------------------------------
Insurance -- 5.5%
-------------------------------------------------------------------------
    $ 1,100        AIG Funding, Inc., 1.79%, 7/17/02         $  1,099,124
        621        AIG Funding, Inc., 1.79%, 7/17/02              620,506
      4,000        American General Corp., 1.76%, 8/16/02       3,991,005
      4,000        American General Corp., 1.76%, 8/19/02       3,990,418
      5,000        Transamerica Finance Corp.,
                   1.77%, 7/24/02                               4,994,346
-------------------------------------------------------------------------
                                                             $ 14,695,399
-------------------------------------------------------------------------
Oil -- 5.2%
-------------------------------------------------------------------------
    $ 3,000        Chevron Texaco Corp., 1.76%, 7/18/02      $  2,997,507
      6,000        Chevron Texaco Corp., 1.78%, 8/12/02         5,987,540
      5,000        Cortez Capital Corp., 1.77%, 8/26/02(1)      4,986,233
-------------------------------------------------------------------------
                                                             $ 13,971,280
-------------------------------------------------------------------------
Pharmaceutical -- 6.0%
-------------------------------------------------------------------------
    $ 5,344        Novartis Finance Corp.,
                   1.74%, 7/12/02(1)                         $  5,341,159
      3,500        Pfizer, Inc., 1.75%, 7/23/02(1)              3,496,257
      5,000        Schering Corp., 1.74%, 8/20/02               4,987,917
      2,226        Schering Corp., 1.77%, 9/16/02               2,217,573
-------------------------------------------------------------------------
                                                             $ 16,042,906
-------------------------------------------------------------------------
Telecommunications -- 2.2%
-------------------------------------------------------------------------
    $ 3,000        BellSouth Corp., 1.75%, 7/19/02(1)        $  2,997,375
      3,000        SBC Communications, Inc.,
                   1.77%, 8/8/02(1)                             2,994,395
-------------------------------------------------------------------------
                                                             $  5,991,770
-------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $133,232,500)                            $133,232,500
-------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 49.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $ 1,972        FAMC Discount Notes, 1.75%, 8/1/02        $  1,969,028
      3,000        FHLB Discount Notes, 1.88%, 11/22/02         2,977,440
      5,000        FHLB Discount Notes, 2.18%, 12/23/02         4,947,015
      3,300        FHLMC Discount Notes, 1.73%, 7/3/02          3,299,683
      2,483        FHLMC Discount Notes, 1.90%, 7/8/02          2,482,083
      2,291        FHLMC Discount Notes, 1.71%, 7/16/02         2,289,368
      1,000        FHLMC Discount Notes, 1.72%, 7/23/02           998,949

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $ 3,225        FHLMC Discount Notes, 1.78%, 8/8/02       $  3,218,941
      2,067        FHLMC Discount Notes, 1.78%, 9/6/02          2,060,152
      2,813        FHLMC Discount Notes, 1.83%, 9/18/02         2,801,704
      5,851        FHLMC Discount Notes, 1.74%, 9/19/02         5,828,376
        781        FHLMC Discount Notes, 1.83%, 10/9/02           777,030
      2,952        FHLMC Discount Notes, 1.91%, 10/10/02        2,936,181
      2,408        FHLMC Discount Notes, 1.81%, 10/30/02        2,393,351
      3,530        FHLMC Discount Notes, 1.88%, 11/7/02         3,506,219
      3,374        FHLMC Discount Notes, 1.96%, 11/7/02         3,350,304
      4,866        FHLMC Discount Notes, 1.98%, 11/15/02        4,829,334
      3,527        FHLMC Discount Notes, 1.865%, 12/5/02        3,498,313
      5,000        FHLMC Discount Notes, 2.13%, 12/18/02        4,949,708
      5,000        FHLMC Discount Notes, 2.20%, 12/23/02        4,946,529
      5,000        FNMA Discount Notes, 1.85%, 7/24/02          4,994,090
      5,000        FNMA Discount Notes, 1.76%, 7/31/02          4,992,666
      5,000        FNMA Discount Notes, 1.74%, 9/18/02          4,980,908
      5,222        FNMA Discount Notes, 1.74%, 9/25/02          5,200,294
      1,725        FNMA Discount Notes, 1.75%, 10/2/02          1,717,202
      1,000        FNMA Discount Notes, 1.75%, 10/2/02            995,479
      3,907        FNMA Discount Notes, 1.85%, 10/2/02          3,888,328
      7,055        FNMA Discount Notes, 1.85%, 10/9/02          7,018,745
      4,828        FNMA Discount Notes, 1.91%, 10/16/02         4,800,592
      4,000        FNMA Discount Notes, 1.98%, 11/8/02          3,971,400
      3,130        FNMA Discount Notes, 1.86%, 11/20/02         3,107,059
      5,000        FNMA Discount Notes, 1.87%, 11/20/02         4,963,119
      4,000        FNMA Discount Notes, 2.02%, 11/27/02         3,966,557
      4,000        FNMA Discount Notes, 2.02%, 11/29/02         3,966,108
      5,000        SLMA, Floating Rate Note,
                   1.752%, 10/17/02                             5,018,126
      5,000        SLMA, Floating Rate Note,
                   1.742%, 11/21/02                             5,011,231
-------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $132,651,612)                           $132,651,612
-------------------------------------------------------------------------

SUPRANATIONAL OBLIGATIONS -- 1.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $ 3,040        IBRD Discount Note, 1.74%, 7/5/02         $  3,039,412
-------------------------------------------------------------------------
Total Supranational Obligations
   (identified cost, $3,039,412)                             $  3,039,412
-------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $268,923,524)                            $268,923,524(2)
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                     $    (46,740)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $268,876,784
-------------------------------------------------------------------------

 FAMC - Federal Agricultural Mortgage Corporation (Farmer Mac)

 FHLB - Federal Home Loan Bank

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FNMA - Federal National Mortgage Association (Fannie Mae)

 IBRD - International Bank for Reconstruction & Development (World Bank)

 SLMA - Student Loan Marketing Association (Sallie Mae)
 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.
 (2)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at amortized cost            $268,923,524
Cash                                             5,230
Prepaid expenses                                   837
------------------------------------------------------
TOTAL ASSETS                              $268,929,591
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      5,106
Accrued expenses                                47,701
------------------------------------------------------
TOTAL LIABILITIES                         $     52,807
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $268,876,784
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $268,876,784
------------------------------------------------------
TOTAL                                     $268,876,784
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
----------------------------------------------------
Interest                                  $2,568,800
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,568,800
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  697,228
Trustees' fees and expenses                   10,025
Custodian fee                                 82,972
Legal and accounting services                 16,137
Miscellaneous                                  4,374
----------------------------------------------------
TOTAL EXPENSES                            $  810,736
----------------------------------------------------

NET INVESTMENT INCOME                     $1,758,064
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,758,064  $       8,554,160
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      1,758,064  $       8,554,160
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    225,593,900  $     810,642,527
   Withdrawals                                (282,453,823)      (765,188,094)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (56,859,923) $      45,454,433
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (55,101,859) $      54,008,593
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    323,978,643  $     269,970,050
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    268,876,784  $     323,978,643
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ---------------------------------------------------
                                  (UNAUDITED)          2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%        0.57%      0.58%      0.60%      0.61%      0.59%
   Net investment income                  1.27%        3.33%      5.77%      4.60%      4.90%      4.96%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN*                             0.63%        3.70%        --         --         --         --
---------------------------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2002, $69 credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $697,228 for the six months ended June 30, 2002. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the six months ended June 30, 2002, exclusive of U.S. Government securities, aggregated $934,121,418 and $958,501,452, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $289,861,712 and $323,029,859, respectively.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE MUTUAL FUNDS TRUST

Officers
James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Susan Schiff
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

CASH MANAGEMENT PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Elizabeth S. Kenyon
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS,INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
                        1-800-262-1122

EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

131-8/02                                                                  MMSRC